UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 19 West 34th Street, Suite 816A
         New York, NY  10001

Form 13F File Number:  28-10765

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (212) 868-5970

Signature, Place, and Date of Signing:


/s/ RYAN I. JACOB
RYAN I. JACOB
New York, NY
5/14/04

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     50

Form 13F Information Table Value Total:

   $ 59,207 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                    FORM 13F INFORMATION TABLE AS OF 3/31/2004

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)



ADOBE SYS INC                 COMMON       00724F101         39       1,000         SOLE                     1,000
AGILE SOFTWARE CORP DEL       COMMON       00846X105        854      97,588         SOLE                    97,588
AKAMAI TECHNOLOGIES INC       COMMON       00971T101         13       1,000         SOLE                     1,000
ALLOY INC                     COMMON       019855105      2,352     490,094         SOLE                   490,094
APPLE COMPUTER INC            COMMON       037833100      1,758      65,000         SOLE                    65,000
ASK JEEVES INC                COMMON       045174109         57       1,600         SOLE                     1,600
AUTOBYTEL INC                 COMMON       05275N106        472      35,773         SOLE                    35,773
CIENA CORP                    COMMON       171779101          5       1,000         SOLE                     1,000
CNET NETWORKS INC             COMMON       12613R104         33       3,200         SOLE                     3,200
CONEXANT SYSTEMS INC          COMMON       207142100        630     102,309         SOLE                   102,309
CTRIP COM INTL LTD            COMMON       22943F100      1,184      41,700         SOLE                    41,700
DIGIMARC CORP                 COMMON       253807101         49       4,000         SOLE                     4,000
DIGITAL INSIGHT CORP          COMMON       25385P106      2,457     118,600         SOLE                   118,600
DIGITAL RIV INC               COMMON       25388B104      3,291     140,591         SOLE                   140,591
DOUBLECLICK INC               COMMON       258609304        281      25,000         SOLE                    25,000
E TRADE FINANCIAL CORP        COMMON       269246104        734      55,000         SOLE                    55,000
EBAY INC                      COMMON       278642103        347       5,000         SOLE                     5,000
ELECTRONIC ARTS INC           COMMON       285512109      1,349      25,000         SOLE                    25,000
FREEMARKETS INC               COMMON       356602102        380      46,206         SOLE                    46,206
GETTY IMAGES INC              COMMON       374276103        648      12,000         SOLE                    12,000
HOMESTORE INC                 COMMON       437852106      1,477     349,087         SOLE                   349,087
INFOSPACE INC                 COMMON       45678T201        571      14,686         SOLE                    14,686
INTERACTIVECORP               COMMON       45840Q101      2,211      70,000         SOLE                    70,000
INTERNET SEC SYS INC          COMMON       46060X107      2,414     136,822         SOLE                   136,822
IVILLAGE INC                  COMMON       46588H105        708     102,933         SOLE                   102,933
MARKETWATCH COM INC           COMMON       570619106      2,759     197,944         SOLE                   197,944
MATRIXONE INC                 COMMON       57685P304        451      62,071         SOLE                    62,071
MONSTER WORLDWIDE INC         COMMON       611742107      1,965      75,000         SOLE                    75,000
NETEASE COM INC               COMMON       64110W102         50       1,000         SOLE                     1,000
NETEGRITY INC                 COMMON       64110P107      1,206     141,895         SOLE                   141,895
NETFLIX COM INC               COMMON       64110L106      2,607      76,400         SOLE                    76,400
NETWORKS ASSOCS INC           COMMON       640938106         90       5,000         SOLE                     5,000
NUANCE COMMUNICATIONS INC     COMMON       669967101        646      98,559         SOLE                    98,559
OPENWAVE SYS INC              COMMON       683718308        281      21,050         SOLE                    21,050
ORBITZ INC                    COMMON       68556Y100      2,381     100,000         SOLE                   100,000
PALMONE INC                   COMMON       69713P107        810      37,900         SOLE                    37,900
PALMSOURCE INC                COMMON       697154102      2,759     151,829         SOLE                   151,829
PLUMTREE SOFTWARE INC         COMMON       72940Q104      1,527     358,500         SOLE                   358,500
REALNETWORKS INC              COMMON       75605L104      1,214     202,300         SOLE                   202,300
ROXIO INC                     COMMON       780008108        992     222,000         SOLE                   222,000
SAFENET INC                   COMMON       78645R107        852      22,700         SOLE                    22,700
SCHWAB CHARLES CORP NEW       COMMON       808513105        581      50,000         SOLE                    50,000
SINA CORP                     COMMON       G81477104      3,484      92,100         SOLE                    92,100
SOHU COM INC                  COMMON       83408W103      1,837      73,800         SOLE                    73,800
TAKE-TWO INTERACTIVE
SOFTWARE                      COMMON       874054109      1,763      47,942         SOLE                    47,942
THQ INC                       COMMON       872443403      1,188      58,704         SOLE                    58,704
VALUECLICK INC                COMMON       92046N102      2,821     261,165         SOLE                   261,165
VERISIGN INC                  COMMON       92343E102      1,825     110,000         SOLE                   110,000
WEBMETHODS INC                COMMON       94768C108        724      76,977         SOLE                    76,977
YAHOO INC                     COMMON       984332106         80       1,637         SOLE                     1,637


* All of the securities listed within this column are stated in SH.

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